Basis of Presentation and Recent Accounting Pronouncements	6 Months Ended	12 Months Ended
	Oct. 02, 2015	Apr. 03, 2015
Computer Sciences GS Business
Entity Information [Line Items]
Basis of Presentation and Recent Accounting Pronouncements
Basis of Presentation and Recent Accounting Pronouncements

CSRA, Inc. (“CSRA”) is a provider of IT services to the U.S. federal government. CSRA delivers IT, mission, and operations-related services across the U.S. federal government to the Department of Defense (“DoD”), Intelligence Community and homeland security, civil and healthcare agencies, as well as to certain state and local government agencies through two segments: (1) Defense and Intelligence and (2) Civil.

On November 27, 2015, Computer Sciences Corporation (“CSC” or “Parent”) completed the spin-off of CSRA, including the Computer Sciences GS Business (as defined in the Information Statement attached as Exhibit 99.1 to CSRA’s Registration Statement on Form 10 filed with the Securities and Exchange Commission (the “SEC”) to CSC shareholders of record (the “Spin-Off”). To effect the separation, CSC distributed all of the shares of CSRA common stock on a pro rata basis to the record holders of CSC common stock. Following the distribution of shares CSC and CSRA paid a special dividend which, in aggregate, totaled $10.50 per share. Of that $10.50 per share dividend, $2.25 was paid by CSC and $8.25 was paid by CSRA.

Following the Spin-Off, on November 30, 2015 CSRA also completed its previously announced mergers which resulted in SRA Companies, Inc. (“SRA”) merging with and into a wholly-owned subsidiary of CSRA (the “Mergers”). As a result, SRA International, Inc. became an indirect wholly-owned subsidiary of CSRA. Pursuant to the Agreement and Plan of Merger, dated as of August 31, 2015, by and among CSRA, CSC, SRA, SRA International, Inc., Star First Merger Sub Inc,. Star Second Merger Sub LLC and certain stockholders of SRA Parent (the “Merger Agreement”). CSRA agreed to pay merger consideration consisting of cash and shares of CSRA. Merger consideration consisted of (1) $390,000 in cash and (2) shares of CSRA common stock representing in the aggregate approximately 15.32% of the total number of shares of CSRA common stock outstanding immediately after the Mergers were completed.

CSRA’s Amendment No. 6 to the Registration Statement on Form 10, filed with the SEC (the “Form 10”), was declared effective on November 6, 2015. CSRA common stock began regular-way trading on the New York Stock Exchange on November 30, 2015 under the ticker symbol CSRA.

The interim period unaudited Combined Condensed Financial Statements included herein, as of October 2, 2015 and for the three and six months ended October 2, 2015 and October 3, 2014, have been derived from the interim unaudited consolidated condensed financial statements and accounting records of CSC as if the Computer Sciences GS Business operated on a standalone basis during the periods presented and were prepared in accordance with U.S. generally accepted accounting principles (“GAAP”) and pursuant to the rules and regulations of the SEC. Certain information and disclosures normally included in financial statements prepared in accordance with GAAP have been condensed or omitted pursuant to such rules and regulations. The unaudited Combined Condensed Financial Statements as of and for the three and six months ended October 2, 2015 and October 3, 2014 should be read in conjunction with the audited Combined Financial Statements and the combined notes included in the Information Statement attached as Exhibit 99.1 to the Form 10 filed on November 6, 2015 (the “Form 10 Information Statement”). In the opinion of management, all adjustments considered necessary for fair presentation of the results of the interim period presented have been included.

Historically, the Computer Sciences GS Business consisted of the business of CSC’s North American Public Sector segment and did not operate as a separate, standalone entity. The Computer Sciences GS Business operated as part of CSC and its financial position and the related results of operations, cash flows and changes in parent equity have been reported in CSC’s Consolidated Financial Statements. After the spin-off, CSC does not have any beneficial ownership of CSRA or the Computer Sciences GS Business results will not be consolidated in CSC’s financial results.
The historical results of operations, financial position, and cash flows of the Computer Sciences GS Business presented in these unaudited Combined Condensed Financial Statements may not be indicative of what they would have been had the Computer Sciences GS Business actually been a separate standalone entity, nor are they necessarily indicative of the Computer Sciences GS Business’s or CSRA’s future results of operations, financial position and cash flows.
The unaudited Combined Condensed Financial Statements and notes of the Computer Sciences GS Business include Computer Sciences Government Services Inc., its subsidiaries, and the joint ventures and partnerships over which the Computer Sciences GS Business has a controlling financial interest. The Computer Sciences GS Business uses the equity method to account for investments in business entities that it does not control if it is otherwise able to exert significant influence over the entities’ operating and financial policies. The unaudited Combined Condensed Financial Statements include certain assets and liabilities that are held by CSC that are specifically identifiable or otherwise attributable to the Computer Sciences GS Business. All intercompany transactions and balances within the Computer Sciences GS Business have been eliminated. CSC's cash has not been assigned to the Computer Sciences GS Business for any of the periods presented because those cash balances are not directly attributable to it. The Computer Sciences GS Business reflects transfers of cash to and from CSC's cash management system as a component of Net Parent investment on the unaudited Combined Condensed Balance Sheets. CSC's long-term debt has not been attributed to the Computer Sciences GS Business for any of the periods presented because CSC's borrowings are neither directly attributable to nor is the Computer Sciences GS Business the legal obligor of such borrowings. Transactions between the Computer Sciences GS Business and other businesses of CSC are reflected as related party transactions (Note 2).
The unaudited Combined Condensed Financial Statements include all revenues and costs directly attributable to the Computer Sciences GS Business and an allocation of expenses related to certain CSC corporate functions including, but not limited to, senior management, legal, human resources, finance, IT and other shared services. These expenses have been allocated to the Computer Sciences GS Business based on direct usage or benefit where identifiable, with the remainder allocated on a pro rata basis of revenues, headcount, square footage, number of transactions or other measures. The Computer Sciences GS Business considers these allocations to be a reasonable reflection of the utilization of services by, or benefit provided to it. However, the allocations may not be indicative of the actual expense that would have been incurred had the Computer Sciences GS Business operated as an independent, standalone entity for the periods presented.
CSC maintains various benefit and stock-based compensation plans at a corporate level and other benefit plans at a subsidiary level. The employees of the Computer Sciences GS Business participate in those programs and a portion of the cost of those plans is included in the unaudited Combined Condensed Financial Statements. However, the unaudited Combined Condensed Balance Sheets do not include any net benefit plan obligations unless the benefit plan covers only the Computer Sciences GS Business's active, retired and other former employees or any expense related to stock based compensation plans. See Notes 8 and 10 to the unaudited Combined Condensed Financial Statements for a further description of the accounting for our benefit plans and stock-based compensation, respectively.
The Computer Sciences GS Business reports its results based on a fiscal year convention that comprises four thirteen-week quarters. Every fifth year includes an additional week in the first quarter to prevent the fiscal year from moving from an approximate end of March date. As a result, the first quarter of fiscal 2015 was a fourteen-week quarter.
The Computer Sciences GS Business’s income from continuing operations before taxes and noncontrolling interest included the following adjustments due to changes in estimated profitability on fixed price contracts accounted for under the percentage-of-completion method, for the three and six months ended October 2, 2015 and October 3, 2014:

	Three Months Ended		Six Months Ended
	October 2, 2015	October 3, 2014	October 2, 2015	October 3, 2014
Gross favorable	$19,772	$34,645	$44,423	$57,794
Gross unfavorable	(1,685)	(6,387)	(5,296)	(8,734)
Total net adjustments, before taxes and noncontrolling interests	$18,087	$28,258	$39,127	$49,060

Unbilled recoverable amounts under contracts in progress do not have an allowance for credit losses, and therefore, any adjustments to unbilled recoverable amounts under contracts in progress related to credit quality would be accounted for as a reduction of revenue. Unbilled recoverable amounts under contracts in progress resulting from sales, primarily to the U.S. and other governments, that are expected to be collected after one year totaled $10,770 and $12,222 as of October 2, 2015 and April 3, 2015, respectively.

Depreciation expense was $29,114 and $29,242 for the three months ended October 2, 2015 and October 3, 2014, respectively. Depreciation expense was $56,737 and $58,528 for the six months ended October 2, 2015 and October 3, 2014, respectively.

New Accounting Standards
During the six months ended October 2, 2015, the Computer Sciences GS Business adopted the following Accounting Standard Update (“ASU”):
In April 2014, the FASB issued ASU No. 2014-08, “Presentation of Financial Statements (Topic 205) and Property, Plant, and Equipment (Topic 360): Reporting Discontinued Operations and Disclosures of Disposals of Components of an Entity” (“ASU 2014-08”), which changes the requirements for reporting discontinued operations in Subtopic 205-20 “Presentation of Financial Statements - Discontinued Operations.” The ASU changes the definition of discontinued operations by limiting discontinued operations reporting to disposals that represent strategic shifts that have (or will have) a major effect on an entity’s operations and financial results. Under the previous guidance, many disposals, some of which have been routine in nature and not representative of a substantive change in an entity’s strategy, were reported in discontinued operations. ASU 2014-08 requires expanded disclosures for discontinued operations designed to provide users of financial statements with more information about the assets, liabilities, revenues, expenses and cash flows related to discontinued operations. ASU 2014-08 also requires an entity to disclose the pretax profit or loss (or change in net assets for a not-for-profit entity) of an individually significant component of an entity that does not qualify for discontinued operations reporting. The adoption of ASU 2014-08, effective as of April 4, 2015, did not have a material impact on the Computer Sciences GS Business's unaudited Combined Condensed Financial Statements.

Standards Issued But Not Yet Effective

The following ASUs were recently issued but have not yet been adopted by the Computer Sciences GS Business:

In November 2015, the FASB issued Accounting Standards Update No. 2015-17, Income Taxes (Topic 740), “Balance Sheet Classification of Deferred Taxes”. This ASU eliminates the current requirement for an entity to separate deferred income tax liabilities and assets into current and non-current amounts in a classified statement of financial position. To simplify the presentation of deferred income taxes, the amendments in this update require that deferred tax liabilities and assets be classified as non-current in a classified statement of financial position. ASU 2015-17 will be effective for the Computer Sciences GS Business in fiscal 2018 and interim reporting periods within that year. Early adoption is permitted as of the beginning of an interim or annual reporting period. The Computer Sciences GS Business is currently evaluating the effect of the adoption of this guidance on the Computer Sciences GS Business’s Combined Condensed Financial Statements.

In September 2015, the FASB issued ASU 2015-16, Business Combinations (Topic 805), “Simplifying the Accounting for Measurement Period Adjustments”. This ASU requires that an acquirer recognize adjustments to provisional amounts that are identified during the measurement period in the reporting period in which the adjustment amounts are determined. The amendments in this update require that the acquirer record, in the same period’s financial statements, the effect on earnings of changes in depreciation, amortization, or other income effects, if any, as a result of the change to the provisional amounts, calculated as if the accounting had been completed at the acquisition date. The amendments in this update require an entity to present separately on the face of the income statement or disclose in the notes the portion of the amount recorded in current-period earnings by line item that would have been recorded in previous reporting periods if the adjustment to the provisional amounts had been recognized as of the acquisition date. The Computer Sciences GS Business believes based on recent acquisitions that the impact that the adoption of ASU 2015-16 is immaterial. ASU 2015-16 will be effective for the Computer Sciences GS Business in FY 2017.

In May 2014, the FASB issued ASU No. 2014-09, “Revenue from Contracts with Customers (Topic 606)” (ASU 2014-09). ASU 2014-09 supersedes the revenue recognition requirements in ASC Topic 605, “Revenue Recognition” and some cost guidance included in Accounting Standards Codification (ASC) Subtopic 605-35, “Revenue Recognition—Construction-Type and Production-Type Contracts.” The core principle of ASU 2014-09 is that revenue is recognized to depict the transfer of goods or services to customers in an amount that reflects the consideration to which Computer Sciences GS Business expects to be entitled in exchange for those goods or services. ASU 2014-09 requires the disclosure of sufficient information to enable users of Computer Sciences GS Business's financial statements to understand the nature, amount, timing and uncertainty of revenue and cash flows arising from customer contracts. Computer Sciences GS Business will also be required to disclose information regarding significant judgments and changes in judgments, and assets recognized from costs incurred to obtain or fulfill a contract. Early adoption is not allowed. ASU 2014-09 provides two methods of retrospective application. The first method would require Computer Sciences GS Business to apply ASU 2014-09 to each prior reporting period presented. The second method would require Computer Sciences GS Business to retrospectively apply ASU 2014-09 with the cumulative effect of initially applying ASU 2014-09 recognized at the date of initial application. Computer Sciences GS Business expects that ASU 2014-09 will be effective for Computer Sciences GS Business beginning in fiscal 2019 as a result of ASU 2015-14, "Revenue from Contracts with Customers (Topic 606): Deferral of the Effective Date" which was issued by the FASB in August 2015 and permits a one-year delay of the original effective date. The Computer Sciences GS Business is currently evaluating the impact that the adoption of ASUs 2014-09 and 2015-14 may have on Computer Sciences GS Business’s Combined Condensed Financial Statements.

Other recently issued ASUs effective after October 2, 2015 are not expected to have a material effect on Computer Sciences GS Business's unaudited Combined Condensed Financial Statements.

Basis of presentation and summary of significant accounting policies

Overview

Description of the Business

On May 19, 2015, Computer Sciences Corporation (“CSC” or “Parent”) announced a plan to separate its North American Public Sector segment as described in CSC’s Annual Report on Form 10-K for the year ended April 3, 2015 (the “Computer Sciences GS Business”) from CSC. To effect the separation, CSC will first undertake a series of internal transactions, following which Computer Sciences Government Services Inc., CSC’s new wholly-owned subsidiary, will hold the Computer Sciences GS Business as well as certain other assets and liabilities allocated to it by CSC. The separation will be completed by way of a pro rata distribution of Computer Sciences Government Services Inc. shares held by CSC to CSC’s stockholders as of the record date. Completion of the separation will be subject to customary conditions, including final approval of CSC’s Board of Directors, the receipt of a written legal opinion from counsel stating that the pro rata distribution of the shares of Computer Sciences Government Services Inc. to CSC stockholders should qualify for tax-free treatment under Section 355 of the Internal Revenue Code of 1986, as amended, and the declaration of effectiveness by the United States (“U.S.”) Securities and Exchange Commission (“SEC”) of a Registration Statement on Form 10.

The Computer Sciences GS Business is one of the nation’s largest independent providers of information technology (“IT”) services to the U.S. federal government. The Computer Sciences GS Business delivers IT, mission, and operations-related services across the U.S. federal government to the Department of Defense (“DoD”), Intelligence Community and homeland security, civil and healthcare agencies, as well as to certain state and local government agencies through two segments: (1) Defense and Intelligence and (2) Civil.
Basis of Presentation and Principles of Combination
The Combined Financial Statements have been derived from the consolidated financial statements and accounting records of the Parent as if the Computer Services GS Business operated on a standalone basis during the periods presented and were prepared in accordance with U.S generally accepted accounting principles (“GAAP”) and pursuant to the rules and regulations of the SEC. Historically, the Computer Sciences GS Business consisted of the business of CSC’s North American Public Sector segment and did not operate as a separate, standalone entity. The Computer Sciences GS Business operated as part of CSC and its financial position and the related results of operations, cash flows and changes in parent equity have been reported in CSC’s consolidated financial statements.
The historical results of operations, financial position, and cash flows of the Computer Sciences GS Business presented in these Combined Financial Statements may not be indicative of what they would have been had the Computer Sciences GS Business actually been a separate standalone entity, nor are they necessarily indicative of the Computer Sciences GS Business’s future results of operations, financial position and cash flows.
The Combined Financial Statements and notes of the Computer Sciences GS Business include Computer Sciences Government Services Inc., its subsidiaries, and the joint ventures and partnerships over which the Computer Sciences GS Business has a controlling financial interest. The Computer Sciences GS Business uses the equity method to account for investments in business entities that it does not control if it is otherwise able to exert significant influence over the entities’ operating and financial policies. The Combined Financial Statements include certain assets and liabilities that are held by the Parent that are specifically identifiable or otherwise attributable to the Computer Sciences GS Business. All intercompany transactions and balances within Computer Sciences GS Business have been eliminated. The Parent's cash has not been assigned to the Computer Sciences GS Business for any of the periods presented because those cash balances are not directly attributable to it. The Computer Sciences GS Business reflects transfers of cash to and from Parent's cash management system as a component of Net Parent investment on the Combined Balance Sheets. The Parent's long-term debt has not been attributed to the Computer Sciences GS Business for any of the periods presented because the Parent's borrowings are neither directly attributable to nor is the Computer Sciences GS Business the legal obligor of such borrowings. Transactions between the Computer Sciences GS Business and other businesses of CSC are reflected as related party transactions (Note 2).
The Combined Financial Statements include all revenues and costs directly attributable to the Computer Sciences GS Business and an allocation of expenses related to certain Parent corporate functions including, but not limited to, senior management, legal, human resources, finance, IT and other shared services. These expenses have been allocated to the Computer Sciences GS Business based on direct usage or benefit where identifiable, with the remainder allocated on a pro rata basis of revenues, headcount, square footage, number of transactions or other measures. The Computer Sciences GS Business considers these allocations to be a reasonable reflection of the utilization of services by, or benefit provided to it. However, the allocations may not be indicative of the actual expense that would have been incurred had the Computer Sciences GS Business operated as an independent, standalone entity for the periods presented.
The Parent maintains various benefit and stock-based compensation plans at a corporate level and other benefit plans at a subsidiary level. The employees of the Computer Sciences GS Business participate in those programs and a portion of the cost of those plans is included in the Combined Financial Statements. However, the Combined Balance Sheets do not include any net benefit plan obligations unless the benefit plan covers only the Computer Sciences GS Business's active, retired and other former employees or any expense related to stock based compensation plans. See Notes 14 and 16 to the Combined Financial Statements for a further description of the accounting for our benefit plans and stock-based compensation, respectively.
As more fully described in Note 13, current and deferred income taxes and related tax expense have been determined based on the standalone results of the Computer Sciences GS Business by applying Accounting Standards Codification 740, Income Taxes (“ASC 740”) to the Computer Sciences GS Business results of operations as if it were a separate taxpayer (i.e., following the separate return methodology).
The Computer Sciences GS Business reports its results based on a fiscal year convention that comprises four thirteen-week quarters. Every fifth year includes an additional week in the first quarter to prevent the fiscal year from moving from an approximate end of March date. As a result, the first quarter of fiscal 2015 was a fourteen-week quarter.
Certain supplemental cash flow information amounts disclosed on the Combined Statements of Cash Flows have been appropriately revised to indicate the amounts in thousands rather than millions.
Use of Estimates
GAAP requires management to make estimates and assumptions that affect certain amounts reported in the Combined Financial Statements and accompanying notes. These estimates are based on management’s best knowledge of historical experience, current events and on various other assumptions that management considers reasonable under the circumstances. Actual results could differ from those estimates. Amounts subject to significant judgment and estimates include, but are not limited to, costs to complete fixed-price contracts, cash flows used in the evaluation of impairment of goodwill and other long-lived intangible assets, certain deferred costs, collectability of receivables, reserves for tax benefits and valuation allowances on deferred tax assets, loss accruals for litigation, and inputs used for computing stock-based compensation and pension related liabilities.
Summary of significant accounting policies
Revenue Recognition
Substantially all of the Computer Sciences GS Business’s revenue is derived from contracts with departments and agencies of the U.S. federal government, as well as other state and local government agencies. The Computer Sciences GS Business generates its revenue from the following types of contractual arrangements: time and materials contracts, firm-fixed-price contracts and cost-reimbursable-plus-fee contracts. The Computer Sciences GS Business also provides services to CSC, which are included in related party revenue.
Total revenues by customer type were:

	Twelve Months Ended
	April 3, 2015	March 28, 2014	March 29, 2013
U.S. federal government	$3,720,275	$3,898,083	$4,431,785
State and local government	330,254	198,062	188,164
Other	19,217	6,491	55,752
Total revenue	$4,069,746	$4,102,636	$4,675,701

Revenue on time-and-materials contracts is recognized as hours are worked based on contractual billing rates as services are provided.
Revenue on firm-fixed-price contracts is primarily recognized using the percentage-of-completion method based on actual costs incurred relative to total estimated costs for the contract. These estimated costs are updated during the term of the contract and may result in revision by the Computer Sciences GS Business of recognized revenue and estimated costs in the period in which the changes in estimates are identified. Profits on firm-fixed-price contracts result from the difference between incurred costs used to calculate the percentage-of-completion and revenue earned.
The Computer Sciences GS Business’s income from continuing operations, before taxes and noncontrolling interests included the following adjustments due to changes in estimated profitability on firm-fixed-price contracts accounted for under the percentage-of-completion method:

	Twelve Months Ended
	April 3, 2015	March 28, 2014	March 29, 2013
Gross favorable	$98,000	$109,000	$103,000
Gross unfavorable	(21,000)	(23,000)	(44,000)
Total net adjustments, before taxes and noncontrolling interests	$77,000	$86,000	$59,000

Revenue on cost-reimbursable-plus-fee contracts is recognized as services are performed, generally based on the allowable costs incurred during the period plus any recognizable earned fee. The Computer Sciences GS Business considers fixed fees under cost-reimbursable-plus-fee contracts to be earned in proportion to the allowable costs incurred in performance of the contract. For cost-reimbursable-plus-fee contracts that include performance-based fee incentives, which are principally award fee arrangements, the Computer Sciences GS Business recognizes income when such fees are probable and estimable. Estimates of the total fee to be earned are made based on contract provisions, prior experience with similar contracts or customers, and management’s evaluation of the performance on such contracts. Contract costs, including indirect expenses, are subject to audit by the Defense Contract Audit Agency (“DCAA”) and, accordingly, are subject to possible cost disallowances. Executive compensation that the Computer Sciences GS Business determines to be allowable for cost reimbursement based on management’s estimates is recognized as revenue, net of reserves. Management’s estimates in this regard are based on a number of factors that may change over time, including executive compensation survey data, the Computer Sciences GS Business’s and other government contractors’ experiences with the DCAA audit practices in this industry and relevant decisions of courts and boards of contract appeals.
Contract accounting requires significant judgment relative to assessing risks, estimating contract revenue and costs, and making assumptions for schedule and technical issues. Due to the size and nature of many of the Computer Sciences GS Business’s contracts, developing total revenue and cost at completion estimates requires the use of significant judgment. Contract costs include direct labor and billable expenses, an allocation of allowable indirect costs, and warranty obligations. Billable expenses are comprised of subcontracting costs and other “out-of-pocket” costs that often include, but are not limited to, travel-related costs and telecommunications charges. The Computer Sciences GS Business recognizes revenue and billable expenses from these transactions on a gross basis because it is the primary obligor on contracts with customers. The contracts that required estimates-at-completion (“EACs”) using the percentage-of-completion method were approximately 42.3%, 49.3% and 42.7% of the Computer Sciences GS Business’s revenues for twelve months ended April 3, 2015, March 28, 2014 and March 29, 2013, respectively.
Certain contracts that require EACs using the percentage-of-completion method accounted are regularly reviewed by the Computer Sciences GS Business regarding project profitability and underlying estimates. The Computer Sciences GS Business prepares EACs for its contracts that include an estimated contract operating margin based initially on estimated contract sales and cost. Revisions to EACs are reflected in results of operations as a change in accounting estimate in the period in which the facts that give rise to the revision become known by management. Since contract costs are typically incurred over a period of several years, estimation of these costs requires the use of judgment. Factors considered in estimating the cost of the work to be completed include: the availability, productivity and cost of labor, the nature and complexity of work to be performed, the effect of change orders, availability and cost of materials, the effect of any delays in performance, and the level of indirect cost allocations. Provisions for estimated losses at completion, if any, are recognized in the period in which the loss becomes evident. The provision includes estimated costs in excess of estimated revenue and any profit margin previously recognized. Amounts billed and collected but not yet earned as revenues under certain types of contracts are deferred. Contract costs incurred for U.S. federal government contracts, including indirect costs, are subject to audit and adjustment through negotiations between the Computer Sciences GS Business and government representatives. Further, as contracts are performed, change orders can be a regular occurrence and may be unpriced until negotiated with the customer. Unpriced change orders are included in estimated contract sales when they are probable of recovery in an amount at least equal to the cost. Amounts representing claims (including change orders unapproved as to both scope and price) and requests for equitable adjustment are included in estimated contract revenues when they are reliably estimable and realization is probable.
The Computer Sciences GS Business’s U.S. federal government contracts generally contain Federal Acquisition Regulation (“FAR”) provisions that enable the customer to terminate a contract for default, or for the convenience of the government. If a contract is terminated for default, the Computer Sciences GS Business may not be entitled to recover any of its costs on partially completed work and may be liable to the government for re-procurement costs of acquiring similar products or services from another contractor and for certain other damages. Termination of a contract for the convenience of the government may occur when the government concludes it is in the best interests of the government that the contract be terminated. Under a termination for convenience, the contractor is typically entitled to be paid in accordance with the contract’s terms for costs incurred prior to the effective date of termination, plus a reasonable profit and settlement expenses. As of April 3, 2015, March 28, 2014 and March 29, 2013, the Computer Sciences GS Business did not have any contract terminations in process that would have a material effect on the combined financial position, results of operations or cash flows.
The Computer Sciences GS Business enters into development of highly-customized software and may include post-contract customer support and other software-related services.  These arrangements are accounted for under contract accounting, and vendor-specific objective evidence (“VSOE”) of fair value is required to allocate and recognize revenue for each element.  VSOE of fair value is determined based on the price charged where each deliverable is sold separately. In situations where VSOE of fair value exists for all undelivered elements, but not a delivered element (typically the software), the residual method is used to allocate revenue to the undelivered elements equal to their VSOE value with the remainder allocated to the delivered element.  When VSOE is available for the undelivered elements, software revenue is recognized as the related software customization services are performed in accordance with the percentage-of-completion method described above.  In those arrangements where VSOE of fair value does not exist for the undelivered elements, revenue is deferred until only one undelivered element remains and then is recognized ratably as the final element is delivered, beginning with substantial completion and delivery of the highly-customized software.
Except as described above, all other revenues are recognized when persuasive evidence of an arrangement exists, services or products have been provided to the customer, the sales price is fixed or determinable and collectability is reasonably assured.
Depreciation and Amortization
The Computer Sciences GS Business’s depreciation and amortization policies are as follows:

Useful Life (in years)
Property and equipment:
Buildings	Up to 40
Computers and related equipment	3 to 5
Furniture and other equipment	5 to 10
Leasehold improvements	Shorter of lease term or useful life
Other leased assets	Greater of lease term or useful life
Intangibles:
Internal use software	2 to 7
External use software	2 to 7
Customer related intangibles	Expected customer service life
Other intangible assets	3 to 8

The cost of property and equipment is depreciated using predominately the straight-line method. Depreciation commences when the specific asset is complete, installed and ready for normal use.
Acquired contract-related and customer-related intangible assets are amortized in proportion to estimated undiscounted cash flows over the estimated life of the asset or on a straight-line basis if cash flows cannot be reliably estimated.
The Computer Sciences GS Business capitalizes costs incurred to develop commercial software products to be sold, leased or otherwise marketed after establishing technological feasibility until such time that the software products are available for general release to customers. Costs incurred to establish technological feasibility are expensed as incurred. Enhancements to software products are capitalized where such enhancements extend the life or significantly expand the marketability of the products. Amortization of capitalized software development costs is determined separately for each software product. Annual amortization expense is calculated based on the greater of the ratio of current gross revenues for each product to the total of current and anticipated future gross revenues for the product or the straight-line amortization method over the estimated economic life of the product.
Unamortized capitalized software costs associated with commercial software products are regularly evaluated for impairment on a product-by-product basis by a comparison of the unamortized balance to the product’s net realizable value. The net realizable value is the estimated future gross revenues from that product reduced by the related estimated future costs. When the unamortized balance exceeds the net realizable value, the unamortized balance is written down to the net realizable value and an impairment charge is recorded.
The Computer Sciences GS Business capitalizes costs incurred to develop internal-use computer software during the application development stage. Costs related to preliminary project activities and post-implementation activities are expensed as incurred. Internal and external costs incurred in connection with development of upgrades or enhancements that result in additional functionality are also capitalized. Capitalized costs associated with internal-use software are amortized on a straight-line basis over the estimated useful life of the software. Purchased software is capitalized and amortized over the estimated useful life of the software. Internal-use software assets are evaluated for impairment whenever events or changes in circumstances occur that could impact the recoverability of these assets.
Pension and Other Benefit Plans
The employees of the Computer Sciences GS Business are participants in various pension and postretirement benefit plans. For purposes of these standalone Combined Financial Statements, the plans are classified as one of two types: multi-employer or single employer.
Multi-employer plans are sponsored by the Parent and the related assets and liabilities are retained by the Parent. CSC manages these pension and postretirement benefit plans on an aggregated basis and liability information related to the Computer Sciences GS Business are included with those related to other CSC businesses. Accordingly, the assets and liabilities related to these plans are not recorded in the Combined Financial Statements of the Computer Sciences GS Business. These Combined Financial Statements present only the service cost as the net periodic pension cost for these multiemployer plans.
Single employer plans are those plans that benefit only the employees of the Computer Sciences GS Business, thus the related assets and liabilities of the plans are not aggregated with those related to other CSC businesses and are recorded in the Combined Financial Statements of the Computer Sciences GS Business. For these single employer plans, the Computer Sciences GS Business recognizes net actuarial gains and losses and the changes in fair value of plan assets in earnings at the time of plan remeasurement, annually during the fourth quarter of each year, or if there is an interim remeasurement event, as a component of net periodic benefit or cost.
The Computer Sciences GS Business utilizes actuarial methods to measure the benefit obligations and net periodic cost or income for its pension and other postretirement benefit plans. Inherent in the application of these actuarial methods are key assumptions, including, but not limited to, discount rates, expected long-term rates of return on plan assets, mortality rates, rates of compensation increases, and medical cost trend rates. The Computer Sciences GS Business evaluates these assumptions annually and updates assumptions as necessary. The fair value of pension assets is determined based on the prevailing market prices or estimated fair value of investments when quoted prices are not available.
Stock-Based Compensation
The Parent provides stock-based compensation to certain of the Computer Sciences GS Business’s employees. All stock-based awards, which include stock options and restricted stock units (“RSUs”), are classified as equity instruments by the Parent. For awards settled in the Parent’s shares, the Computer Sciences GS Business recognizes compensation expense based on each award’s grant-date fair value, net of estimated forfeitures. The cost of stock-based compensation is equal to the fair value of the awards issued and is recognized over the periods the employee services are rendered.
Acquisition Accounting and Goodwill
When the Computer Sciences GS Business acquires a controlling financial interest through a business combination, the Computer Sciences GS Business uses the acquisition method of accounting to allocate the purchase consideration to the assets acquired and liabilities assumed, which are recorded at fair value. Any excess of purchase consideration over the fair value of the assets acquired and liabilities assumed is recognized as goodwill.
For contingent consideration recorded as a liability, the Computer Sciences GS Business initially measures the amount at fair value as of the acquisition date and adjusts the liability, if needed, to fair value each reporting period. Changes in the fair value of contingent consideration, other than measurement period adjustments, are recognized as operating income or expense.
Acquisition-related costs are recognized separately from the business combination and are expensed as incurred. The results of operations of acquired businesses are included in the Combined Financial Statements from the acquisition date.
The Computer Sciences GS Business tests goodwill for impairment on an annual basis, as of the first day of the second fiscal quarter, and between annual tests if circumstances change, or if an event occurs, that would more likely than not reduce the fair value of a reporting unit below its carrying amount. A significant amount of judgment is involved in determining whether an event indicating impairment has occurred between annual testing dates. Such indicators include the loss of significant business, significant reductions in federal government appropriations or other significant adverse changes in industry or market conditions.
The goodwill impairment test initially involves the assessment of qualitative factors to determine whether the existence of events or circumstances leads to a determination that it is more likely than not that the fair value of a reporting unit is less than its carrying amount. If the Computer Sciences GS Business determines that it is not more likely than not, then the subsequent two-step process is not required. However, the Computer Sciences GS Business has the option to bypass this initial qualitative assessment for its annual test and proceed directly to step one of the two-step process for one or more of its reporting units. If the Computer Sciences GS Business determines that it is more likely than not that a reporting unit’s carrying value exceeds its fair value, then it proceeds with the subsequent two-step goodwill impairment testing process. The first step is to compare each reporting unit’s fair value to its carrying value. If the reporting unit’s fair value exceeds its carrying value, no further procedures are required and no impairment is recorded. However, if a reporting unit’s fair value is less than its carrying value, an impairment of goodwill may exist, requiring a second step to measure the amount of any impairment loss. In the second step, the reporting unit’s fair value is allocated to all of the assets and liabilities of the reporting unit including any unrecognized intangible assets, for the sole purpose of calculating the implied fair value of goodwill—as if applying the acquisition method of accounting described above to the reporting unit’s assets and liabilities. If the implied fair value of goodwill is less than the recorded goodwill, an impairment charge is recorded in operations for the difference.
When the Computer Sciences GS Business performs step one of the two-step test for a reporting unit, it estimates the fair value of the reporting unit using both the income approach and the market approach. The income approach incorporates the use of a discounted cash flow method in which the estimated future cash flows and terminal values for each reporting unit are discounted to a present value using a discount rate. Cash flow projections are based on management’s estimates of economic and market conditions, which drive key assumptions of revenue growth rates, operating income, capital expenditures, and working capital requirements. The discount rate in turn is based on the specific risk characteristics of each reporting unit, the weighted-average cost of capital and its underlying forecasts. The market approach estimates fair value by applying performance-metric multiples to the reporting unit’s prior and expected operating performance. The multiples are derived from comparable publicly-traded companies that have operating and investment characteristics similar to those of the reporting unit. If the fair value of the reporting unit derived using one approach is significantly different from the fair value estimate using the other approach, the Computer Sciences GS Business re-evaluates its assumptions used in the two models. The fair values determined by the market approach and income approach, as described above, are weighted to determine the fair value for each reporting unit. The weighted values assigned to each reporting unit are driven by two primary factors: (1) the number of comparable publicly-traded companies used in the market approach, and (2) the similarity of the operating and investment characteristics of the reporting units to the comparable publicly-traded companies used in the market approach.
Fair Value
The Computer Sciences GS Business uses the fair value measurement guidance to value certain of its assets and liabilities. Under this guidance, assets and liabilities are required to be valued based on assumptions used by a market participant, consistent with the following hierarchy of inputs:
Level 1— Quoted prices (unadjusted) for identical assets or liabilities in an active market.
Level 2— Inputs, other than quoted prices that are observable, either directly or indirectly, for similar assets or liabilities.
Level 3— Unobservable inputs that reflect the Computer Sciences GS Business’s own assumptions which market participants would use in pricing the asset or liability.
Pension assets are the only assets of the Computer Sciences GS Business which are valued on a recurring basis using the fair value measurement guidance. These assets are valued using model-based pricing methods that use observable market data which are considered Level 2 inputs. There were no significant assets or liabilities measured at fair value on a recurring basis using unobservable (Level 3) inputs.
Certain assets and liabilities are measured at fair value on a nonrecurring basis. These include assets and liabilities acquired in a business combination, equity-method investments and long-lived assets, which would be recognized at fair value if deemed to be impaired or if reclassified as assets held for sale. The fair value in these instances would be determined using Level 3 inputs.
Receivables
Receivables consist of amounts billed and currently due from customers, as well as amounts currently due but unbilled. Unbilled receivables include: (1) amounts to be billed in following month in the ordinary course of business; (2) contracts measured under the percentage-of-completion method of accounting; and (3) amounts retained by the customer until the completion of a specified contract, completion of government audit activities or until negotiation of contract modification or claims.
Allowances for uncollectible billed and unbilled receivables are estimated based on a combination of write-off history, aging analysis and any specific and known collectability issues.
Impairment of Long-Lived Assets
The Computer Sciences GS Business evaluates the carrying value of long-lived assets expected to be held and used when events and/or circumstances indicate a potential impairment. The carrying value of a long-lived asset group are considered to be impaired when the anticipated undiscounted cash flows from such asset group are separately identifiable and are less than the group’s carrying value. In that case, a loss is recognized based on the amount by which the carrying value exceeds the fair value of the long-lived asset group. Fair value is determined primarily using the present value of expected cash flows based on multiple scenarios that reflect a range of possible outcomes. Long-lived assets to be disposed of are reported at the lower of carrying amount or fair value less costs to sell.
Income Taxes
Income taxes as presented herein attribute current and deferred income taxes of the Parent to the Computer Sciences GS Business’s standalone Combined Financial Statements in a manner that is systematic, rational and consistent with the asset and liability method prescribed by ASC 740. Accordingly, the Computer Sciences GS Business’s income tax provision was prepared following the separate return method. The separate return method applies ASC 740 to the standalone financial statements of each member of the consolidated group as if the group member were a separate taxpayer and a standalone enterprise. As a result, actual tax transactions included in the consolidated financial statements of the Parent may not be included in the separate Combined Financial Statements of the Computer Sciences GS Business. Similarly, the tax treatment of certain items reflected in the separate Combined Financial Statements of the Computer Sciences GS Business may not be reflected in the consolidated financial statements and tax returns of the Parent; therefore, such items as net operating losses, credit carryforwards, and valuation allowances may exist in the standalone financial statements that may or may not exist in the Parent’s consolidated financial statements.
The breadth of the Computer Sciences GS Business’s operations and the complexity of tax regulations require assessments of uncertainties and judgments in estimating taxes that the Computer Sciences GS Business would have paid if it had been a separate taxpayer. The final taxes that would have been paid are dependent upon many factors, including negotiations with taxing authorities in various jurisdictions, outcomes of tax litigation and resolution of disputes arising from federal and state tax audits in the normal course of business.
The provision for income taxes is determined using the asset and liability approach of accounting for income taxes. Under this approach, deferred taxes represent the future tax consequences expected to occur when the reported amounts of assets and liabilities are recovered or paid. The provision for income taxes represents income taxes paid or payable for the current year plus the change in deferred taxes during the year. Deferred taxes result from differences between the financial and tax basis of the Computer Sciences GS Business’s assets and liabilities and are adjusted for changes in tax rates and tax laws when changes are enacted. Valuation allowances are recorded to reduce deferred tax assets when it is more likely than not that a tax benefit will not be realized. The Computer Sciences GS Business recognizes interest accrued related to uncertain tax positions and penalties as a component of income tax expense.
In general, the taxable income of the Computer Sciences GS Business entities was included in Parent’s consolidated tax returns, where applicable in jurisdictions around the world. As such, separate income tax returns were not prepared for many the Computer Sciences GS Business entities. Consequently, income taxes currently payable are deemed to have been settled with the Parent in the current period.
The Computer Sciences GS Business recognizes uncertain tax positions in the Combined Financial Statements when it is more likely than not that the tax position will be sustained upon examination. Uncertain tax positions are measured based on the probabilities that the uncertain tax position will be realized upon final settlement (Note 13).
Cash and Cash Equivalents
The Computer Sciences GS Business considers investments with an original maturity of three months or less to be cash equivalents.
CSC uses a centralized approach for managing cash and financing operations. A substantial portion of the Computer Sciences GS Business’s cash accounts is available for use and are regularly “swept” by the Parent at its discretion. Transfers of cash between the Computer Sciences GS Business and CSC are included within Net transfers to Parent on the Combined Statements of Changes in Parent Equity and on the Combined Statements of Cash Flows. The main components of the Net transfers to Parent are cash pooling and various cost allocations from the Parent.
Net Parent Investment
Net Parent Investment in the Combined Balance Sheets represents the Parent’s historical investment in the Computer Sciences GS Business, and includes accumulated net income and the net effect of transactions with, and cost allocations from, the Parent. Note 2 provides additional information regarding the allocation to the Computer Sciences GS Business of expenses incurred by the Parent.
New Accounting Standards
During the twelve months ended April 3, 2015, the Computer Sciences GS Business adopted the following Accounting Standard Update (“ASU”):
In April 2015, the Financial Accounting Standards Board (“FASB”) issued ASU No. 2015-04, “Compensation—Retirement Benefits (Topic 715): Practical Expedient for the Measurement Date of an Employer’s Defined Benefit Plan Obligation and Plan Assets.” The objective of ASU 2015-04 is to provide a practical expedient that permits an entity with a fiscal year end that does not coincide with a month end to measure defined benefit plan assets and obligations using the month end that is closest to the fiscal year end. Effective April 3, 2015, the Computer Sciences GS Business early adopted the ASU for each of its defined benefit plans and determined that it did not have a material effect on the Computer Sciences GS Business’s Combined Financial Statements.
In February 2013, the FASB issued ASU No. 2013-04, “Obligations Resulting from Joint and Several Liability Arrangements for Which the Total Amount of the Obligation Is Fixed at the Reporting Date” (ASU 2013-04). ASU 2013-04 requires an entity to measure obligations resulting from joint and several liability arrangements for which the total amount of the obligation within the scope of this guidance is fixed at the reporting date, as the sum of the amount the reporting entity agreed to pay on the basis of its arrangement among its co-obligors and any additional amount the reporting entity expects to pay on behalf of its co-obligors. The guidance in ASU 2013-04 also requires an entity to disclose the nature and amount of the obligation as well as other information about those obligations. The amendments in ASU 2013-04 are effective for fiscal years, and interim periods within those years, beginning after December 15, 2013. Effective March 29, 2014, the Computer Sciences GS Business adopted the amendments in ASU 2013-04 and determined that they did not have a material effect on the Computer Sciences GS Business’s Combined Financial Statements.
Standards Issued But Not Yet Effective
In May 2014, the FASB issued ASU No. 2014-09, “Revenue from Contracts with Customers (Topic 606)” (ASU 2014-09). ASU 2014-09 supersedes the revenue recognition requirements in ASC Topic 605, “Revenue Recognition” and some cost guidance included in ASC Subtopic 605-35, “Revenue Recognition—Construction-Type and Production-Type Contracts.” The core principle of ASU 2014-09 is that revenue is recognized to depict the transfer of goods or services to customers in an amount that reflects the consideration to which the Computer Sciences GS Business expects to be entitled in exchange for those goods or services. ASU 2014-09 requires the disclosure of sufficient information to enable users of the Computer Sciences GS Business’s financial statements to understand the nature, amount, timing and uncertainty of revenue and cash flows arising from customer contracts. The Computer Sciences GS Business will also be required to disclose information regarding significant judgments and changes in judgments, and assets recognized from costs incurred to obtain or fulfill a contract. Early adoption is not allowed. ASU 2014-09 provides two methods of retrospective application. The first method would require the Computer Sciences GS Business to apply ASU 2014-09 to each prior reporting period presented. The second method would require the Computer Sciences GS Business to retrospectively apply with the cumulative effect of initially applying ASU 2014-09 recognized at the date of initial application. The Computer Sciences GS Business expects that ASU 2014-09 will be effective for the Computer Sciences GS Business beginning in fiscal 2019 as a result of an amendment approved by the FASB in July 2015 that permits a one-year delay of the original effective date. The Computer Sciences GS Business is currently evaluating the impact that the adoption of ASU 2014-09 may have on the Computer Sciences GS Business’s Combined Financial Statements.
In April 2014, the FASB issued ASU No. 2014-08, “Presentation of Financial Statements (Topic 205) and Property, Plant, and Equipment (Topic 360): Reporting Discontinued Operations and Disclosures of Disposals of Components of an Entity” (ASU 2014-08), which changes the requirements for reporting discontinued operations in Subtopic 205-20 “Presentation of Financial Statements—Discontinued Operations.” ASU 2014-08 changes the definition of discontinued operations by limiting discontinued operations reporting to disposals that represent strategic shifts that have (or will have) a major effect on an entity’s operations and financial results. Under current GAAP, many disposals, some of which may be routine in nature and not representative of a substantive change in an entity’s strategy, are reported in discontinued operations. ASU 2014-08 requires expanded disclosures for discontinued operations designed to provide users of financial statements with more information about the assets, liabilities, revenues, expenses and cash flows related to discontinued operations. ASU 2014-08 also requires an entity to disclose the pretax profit or loss of an individually significant component of an entity that does not qualify for discontinued operations reporting. The amendments in ASU 2014-08 are effective prospectively for fiscal years, and interim periods within those years, beginning after December 15, 2014, which for the Computer Sciences GS Business is beginning of fiscal 2016. Early adoption is permitted, but only for disposals (or classifications as held for sale) that have not been reported in financial statements previously issued or available for issuance. The Computer Sciences GS Business believes that the adoption of ASU 2014-08 will not have a material effect on the Computer Sciences GS Business’s Combined Financial Statements.
Other accounting standards updates effective after April 3, 2015 are not expected to have a material effect on the Computer Sciences GS Business’s Combined Financial Statements.